Pledged assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure assets pledged as collateral [Line Items]
Purpose	Lease
Non-current financial assets at amortized cost	$ 43,034	$ 37,411
Assets pledged as collateral for liabilities	$ 13,393,118	13,964,988
Land [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 454,738	454,738
Buildings [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 5,722,487	5,299,221
Machinery and equipment [member]
Disclosure assets pledged as collateral [Line Items]
Purpose	Bank loan
Property, plant and equipment, net	$ 7,172,859	$ 8,173,618